Schedule of Long-Term and Short-Term Debt Instruments (Parenthetical) (Detail)	Feb. 24, 2013	Nov. 25, 2012	May 08, 2012
Senior notes | 7.75% Euro senior notes due 2018
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	7.75%	7.75%
Senior notes | 7.625% senior notes due 2020
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	7.625%	7.625%
Senior notes | 6.875% senior notes due 2022
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	6.875%	6.875%	6.875%
Bonds | 4.25% Yen-denominated Eurobonds due 2016
Schedule of Long-term and Short-term Debt Instruments [Line Items]
Stated interest rate	4.25%	4.25%